Shareholders' Equity - Warrants (Details) - Common Class C - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Warrants outstanding (shares)	175,901	175,901
Warrants, exercise price (dollars per share)	$ 115.00	$ 115.00